Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Subsequent Events [Abstract]
Subsequent Events

8. Subsequent Event

Between October 1, 2025 and October 15, 2025, FNL converted an additional $ 982,800 of the Additional Debenture into 180,000 shares of common stock. FNL has converted a total of $1,592,450 of the $2,050,000 Additional Debenture of into common stock.

11. Subsequent Events

On January 13, 2025, pursuant to Section 8.1 of the Share Exchange Agreement, the Company and Evtec Aluminum entered into a termination agreement (the “Termination Agreement”) pursuant to which the parties mutually agreed to terminate the Share Exchange Agreement. As a result of the Termination Agreement, the Share Exchange Agreement will be of no further force an effect (other than certain customary limited provisions that survive termination pursuant to the terms of the Share Exchange Agreement) and any ancillary agreements entered into in connection with the Share Exchange Agreement will also automatically terminate in accordance with their respective terms. On January 22, 2025 the Company withdrew its Registration Statement on Form S-4 previously filed in connection with the Share Exchange Agreement.

On March 10, 2025 the Company entered into an Agreement and Plan of Merger (the “Merger Agreement”) with RABLBX Merger Sub Inc., a Nevada corporation and wholly owned subsidiary of the Company (“Merger Sub”) and REalloys Inc., a Nevada corporation (“REalloys”). Upon the terms and subject to the satisfaction of the conditions described in the Merger Agreement, REalloys will merge with and into Merger Sub, Merger Sub will cease to exist and REalloys will become a wholly-owned subsidiary of the Company (the “Merger”). At the closing of the Merger (the “Closing”), the holders of capital stock and outstanding instruments convertible into or exercisable for capital stock of REalloys will receive shares of common and preferred stock of the Company, $0.001 par value, based on an exchange ratio formula in the Merger Agreement (the “Exchange Ratio”) or as otherwise agreed to in the Merger Agreement, which is subject to adjustment in the event the parties raise capital in excess of certain thresholds. Immediately following Closing, based upon the Exchange Ratio, pre-Closing stockholders of the Company are expected to collectively retain approximately 7.3% of the post-Close aggregate common stock of the Company, par value $0.001 (the “Company Common Stock”) and holders of REalloys capital stock and instruments convertible into or exercisable for capital stock of the REalloys will receive as merger consideration newly issued shares of Company Common Stock representing approximately 92.7% of the post-Close aggregate as common and preferred stock of the Company. Closing of the Merger is subject to various customary closing conditions including but not limited to the Securities and Exchange Commission (“SEC”) declaring the registration statement effective, approval of REalloys initial listing application by Nasdaq, and stockholder approval. The Merger will be accounted for as a reverse merger with REalloys being the accounting acquiror.

In addition, the Company entered into a Securities Purchase Agreement dated with Five Narrow Lane LP (“FNL”), on January 17, 2025 (which was later amended on January 27, 2025, pursuant to which the Company agreed to issue, and Five Narrow Lane LP agreed to purchase, a series of debentures (the “Purchase Agreement”). The Purchase Agreement provides for financing of up to an aggregate principal amount of $2,300,000 of which $1,050,000 has been received. An additional $750,000 will be funded upon filing of a registration statement on Form S-4 for the Merger, and an additional $500,000 will be funded when such registration statement on Form S-4 is declared effective by the SEC. In addition, pursuant to the terms of the Additional Debenture, upon consummation of the Merger, the Company shall, at its option, either (i) pay FNL in cash the entire principal amount of the Additional Debenture then outstanding, together with all accrued and unpaid interest thereon, the exit fee and any other amounts due thereunder, or (ii) issue to FNL such number of shares of Series C Convertible Preferred Stock, par value $0.001 per share, stated value $3,000 per share, to be established by the Company upon closing of the Merger (the “Series C Stock”) for aggregate stated value equal to (x) 3.0 multiplied by (y) the entire principal amount of the Additional Debenture then outstanding, together with all accrued and unpaid interest thereon, the exit fee and other amounts due thereunder. The Company has agreed to file a registration statement (the “Resale Registration Statement”) with the SEC registering the resale of common stock underlying the Additional Debenture (the “Resale Securities”). Pursuant to the terms of the Merger Agreement, (i) any REalloys Warrants outstanding at the effective time of the Merger will be assumed by the Company and (ii) shares of Series X Stock issued by REalloys will be exchanged for shares of Series C Stock of the Company on a one-to-one basis. Shares underlying the REalloys Warrants and the Series C Stock will be registered pursuant to the Merger Registration Statement.

On January 31, 2025, the Company filed a registration statement on Form S-3 for the sale of up to $50,000,000 of securities. Pursuant to General Instruction I.B.6 of Form S-3, in no event will we sell securities in a primary offering with a value exceeding more than one-third of our public float in any 12-month period so long as our public float remains below $75,000,000.